Loans to and Investments in Associated Companies - Jefferies Finance (Details) - USD ($)		11 Months Ended	12 Months Ended
	May 15, 2019	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017	Mar. 28, 2019
Schedule of Equity Method Investments [Line Items]
Investment banking revenue		$ 377,700,000	$ 176,300,000	$ 327,900,000
Origination fees		56,600,000	27,600,000	2,400,000
Placement agent fees		3,700,000	6,000,000.0	6,100,000
Service fee income		61,700,000	60,800,000	50,700,000
Other assets		1,859,561,000	2,372,670,000
Payables, expense accruals and other liabilities		7,407,030,000	8,179,013,000
Trading liabilities, at fair value		9,478,946,000	10,532,460,000
Interest expense		89,249,000	87,177,000	101,202,000
Jefferies Group
Schedule of Equity Method Investments [Line Items]
Interest expense		1,245,694,000	$ 1,465,680,000	971,461,000
Jefferies Finance
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
Equity commitment			$ 750,000,000.0
Funded equity commitments			$ 643,700,000
Investment commitment extension			1 year
Investment commitment termination notice period			60 days
Total line of credit facility commitment under joint venture		500,000,000	$ 500,000,000.0
Credit facility termination notice period			60 days
Funded portion of line of credit commitment		0	$ 0
Line of credit facility commitment of Jefferies		250,000,000.0	250,000,000.0
Foreign exchange contracts
Schedule of Equity Method Investments [Line Items]
Payables, expense accruals and other liabilities		200,000	4,700,000
Trading liabilities, at fair value		400,000	$ 200,000
Jefferies Finance
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
Credit facility, extension period			1 year
Other assets		35,200,000	$ 17,200,000
Payables, expense accruals and other liabilities		14,100,000	31,300,000
Jefferies Finance | Jefferies Group
Schedule of Equity Method Investments [Line Items]
Interest income and unfunded commitment fees related to facility commitment		$ 2,400,000	1,300,000	$ 3,900,000
Promissory Note | Jefferies Group
Schedule of Equity Method Investments [Line Items]
Debt principal amount					$ 1,000,000,000.0
Interest expense	$ 3,800,000
Jefferies Finance | Affiliated Entity
Schedule of Equity Method Investments [Line Items]
Purchases of loan receivables			$ 65,300,000